SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	May 08, 2023
Subsequent Event [Line Items]
Sponsor deposits to trust account		$ 2,314,286
Subsequent Event
Subsequent Event [Line Items]
Working capital loan, maximum borrowing capacity			$ 4,714,286
Sponsor deposits to trust account	$ 2,400,000